UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21476
                     Advantage Advisers Xanthus II Fund, LLC
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               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

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CDW CORPORATION                                                                               CDWC   ANNUAL MEETING DATE: 05/20/2004

ISSUER: 12512N                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                   MICHELLE L. COLLINS       Management            For              For
                                                     CASEY G. COWELL         Management            For              For
                                                    JOHN A. EDWARDSON        Management            For              For
                                                     DANIEL S. GOLDIN        Management            For              For
                                                     DONALD P. JACOBS        Management            For              For
                                                    MICHAEL P. KRASNY        Management            For              For
                                                   TERRY L. LENGFELDER       Management            For              For
                                                   SUSAN D. WELLINGTON       Management            For              For
                                                    BRIAN E. WILLIAMS        Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For
   03     ADOPT OMNIBUS STOCK OPTION PLAN                                    Management            For              For


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INTERNET SECURITY SYSTEMS, INC.                                                               ISSX   ANNUAL MEETING DATE: 05/24/2004

ISSUER: 46060X                                ISIN:

SEDOL:

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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                     ROBERT E. DAVOLI        Management            For              For
                                                   CHRISTOPHER W. KLAUS      Management            For              For

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HENRY SCHEIN, INC.                                                                            HSIC   ANNUAL MEETING DATE: 05/25/2004

ISSUER: 806407                                ISIN:

SEDOL:

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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management                                     Against
                                                     STANLEY M. BERGMAN      Management              For                     For
                                                     GERALD A. BENJAMIN      Management              For                     For
                                                    JAMES P. BRESLAWSKI      Management              For                     For
                                                       MARK E. MLOTEK        Management              For                     For
                                                      STEVEN PALADINO        Management              For                     For
                                                      BARRY J. ALPERIN       Management              For                     For
                                                       PAMELA JOSEPH         Management            Withheld                Against
                                                      DONALD J. KABAT        Management              For                     For
                                                      MARVIN H. SCHEIN       Management              For                     For
                                                       IRVING SHAFRAN        Management              For                     For
                                                     PHILIP A. LASKAWY       Management              For                     For
                                                     NORMAN S. MATTHEWS      Management              For                     For
                                                   DR. LOUIS W. SULLIVAN     Management              For                     For
                                                   DR. MARGARET A.  HAMBURG  Management              For                     For
   02     AMEND INCENTIVE STOCK OPTION PLAN                                  Management            Against                 Against
   03     AMEND INCENTIVE STOCK OPTION PLAN                                  Management            Against                 Against
   04     ADOPT STOCK PURCHASE PLAN                                          Management              For                     For
   05     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management              For                     For

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ARRIS GROUP, INC.                                                            ARRS                    ANNUAL MEETING DATE: 05/26/2004

ISSUER: 04269Q                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                       ALEX B. BEST          Management            For              For
                                                      HARRY L. BOSCO         Management            For              For
                                                      J.A. IAN CRAIG         Management            For              For
                                                    MATTHEW B. KEARNEY       Management            For              For
                                                    WILLIAM H. LAMBERT       Management            For              For
                                                      JOHN R. PETTY          Management            For              For
                                                   ROBERT J. STANZIONE       Management            For              For
   02     ADOPT INCENTIVE STOCK OPTION PLAN                                  Management            For              For


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HARMONIC INC.                                                                HLIT                    Annual Meeting Date: 05/27/2004

ISSUER: 413160                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      ANTHONY J. LEY         Management            For              For
                                                     E. FLOYD KVAMME         Management            For              For
                                                   WILLIAM F. REDDERSEN      Management            For              For
                                                      LEWIS SOLOMON          Management            For              For
                                                    MICHEL L. VAILLAUD       Management            For              For
                                                 DAVID R. VAN VALKENBURG     Management            For              For
   02     AMEND STOCK PURCHASE PLAN                                          Management            For              For
   03     AMEND STOCK OPTION PLAN                                            Management            For              For
   04     AMEND DIRECTOR STOCK OPTION PLAN                                   Management            For              For
   05     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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LIVEPERSON, INC.                                                             LPSN                    ANNUAL MEETING DATE: 05/27/2004

ISSUER: 538146                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      EMMANUEL GILL          Management            For              For
   02     AMEND INCENTIVE STOCK OPTION PLAN                                  Management            For              For
   03     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For

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MARVELL TECHNOLOGY GROUP LTD.                                                MRVL                    ANNUAL MEETING DATE: 05/28/2004

ISSUER: G5876H                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                 DR. JOHN M. CIOFFI, PHD     Management            For              For
                                                 DR. PAUL R. GRAY, PH.D.     Management            For              For
                                                       DOUGLAS KING          Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For
   03     AMEND OMNIBUS STOCK OPTION PLAN                                    Management            For              For
   04     APPROVE STOCK SPLIT                                                Management            For              For



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PACIFIC INTERNET LIMITED                                                     PCNTF                   ANNUAL MEETING DATE: 06/01/2004

ISSUER: Y66183                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   O1     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   O2     APPOINT AUDITORS AND APPROVE REMUNERATION                          Management            For              For
   S3     APPROVE RENUMERATION OF DIRECTORS                                  Management            For              For
   S4A    ALLOT SECURITIES                                                   Management            For              For
   S4B    ADOPT STOCK OPTION PLAN                                            Management            For              For
   S4C    ADOPT STOCK OPTION PLAN                                            Management            For              For


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PRICELINE.COM INCORPORATED                                                   PCLN                    ANNUAL MEETING DATE: 06/01/2004

ISSUER: 741503                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                     JEFFERY H. BOYD         Management            For              For
                                                      RALPH M. BAHNA         Management            For              For
                                                  HOWARD W. BARKER, JR.      Management            For              For
                                                    JEFFREY E. EPSTEIN       Management            For              For
                                                    PATRICIA L. FRANCY       Management            For              For
                                                     JAMES M. GUYETTE        Management            For              For
                                                   EDMOND TAK CHUEN IP       Management            For              For
                                                   DOMINIC KAI MING LAI      Management            For              For
                                                      MARSHALL LOEB          Management            For              For
                                                    NANCY B. PERETSMAN       Management            For              For
                                                       IAN F. WADE           Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For

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BOOKHAM TECHNOLOGY PLC                                                       BKHM                    ANNUAL MEETING DATE: 06/02/2004

ISSUER: 09856Q                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   O1     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   O2     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   O3     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   O4     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   O5     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   O6     APPOINT AUDITORS AND APPROVE REMUNERATION                          Management            For              For
   S7     APPROVE ALLOTMENT OF RELEVANT SECURITIES                           Management            For              For
   S8     APPROVE ALLOTMENT OF EQUITY SECURITIES                             Management            For              For
   S9     AUTHORIZE DIRECTORS TO REPURCHASE SHARES                           Management            For              For


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DOUBLECLICK INC.                                                             DCLK                    ANNUAL MEETING DATE: 06/07/2004

ISSUER: 258609                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                     THOMAS S. MURPHY        Management            For              For
                                                     MARK E. NUNNELLY        Management            For              For
                                                    KEVIN J. O'CONNOR        Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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QUEST SOFTWARE, INC.                                                         QSFT                    ANNUAL MEETING DATE: 06/09/2004

ISSUER: 74834T                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                     VICENT C. SMITH         Management            For              For
                                                     DORAN G. MACHIN         Management            For              For
                                                    JERRY MURDOCK, JR.       Management            For              For
                                                     RAYMOND J. LANE         Management            For              For
                                                  AUGUSTINE L. NIETO II      Management            For              For
                                                   KEVIN M. KLAUSMEYER       Management            For              For
   02     AMEND INCENTIVE STOCK OPTION PLAN                                  Management            For              For
   03     AMEND ARTICLES/BYLAW/CHARTER-ORGANIZATION RELATED                  Management            For              For
   04     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For

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ANGIOTECH PHARMACEUTICALS, INC.                                              ANPI                   Special Meeting Date: 06/10/2004

ISSUER: 034918                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     FIX NUMBER OF DIRECTORS                                            Management            For              For
   02     ELECTION OF DIRECTORS                                              Management            For              For
                                                 WILLIAM L. HUNTER, M.D.     Management            For              For
                                                     DAVID T. HOWARD         Management            For              For
                                                  HARTLEY T. RICHARDSON      Management            For              For
                                                     EDWARD M. BROWN         Management            For              For
                                                     ARTHUR H. WILLMS        Management            For              For
                                                   GLEN D. NELSON, M.D.      Management            For              For
   03     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For
   04     APPOINT AUDITORS AND APPROVE REMUNERATION                          Management            For              For
   05     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   06     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   07     ARTICLES OF ASSOCIATION                                            Management            For              For
   08     TRANSACT OTHER BUSINESS                                            Management            For              For


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BEA SYSTEMS, INC.                                                            BEAS                    ANNUAL MEETING DATE: 06/11/2004

ISSUER: 073325                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      DEAN O. MORTON         Management            For              For
                                                       GEORGE REYES          Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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BROADVISION, INC.                                                            BVSN                    ANNUAL MEETING DATE: 06/11/2004

ISSUER: 111412                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                       PEHONG CHEN           Management            For              For
                                                    DAVID L. ANDERSON        Management            For              For
                                                      JAMES D. DIXON         Management            For              For
                                                     TODD A. GARRETT         Management            For              For
                                                      KOH BOON HWEE          Management            For              For
                                                   RODERICK C. MCGEARY       Management            For              For
                                                    T. MICHAEL NEVENS        Management            For              For
                                                     CARL PASCARELLA         Management            For              For
   02     APPROVE AUTHORIZED COMMON AND PREFERRED STOCK                      Management            For              For
          DECREASE
   03     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For

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LIGAND PHARMACEUTICALS INCORPORATED                                          LGND                    ANNUAL MEETING DATE: 06/11/2004

ISSUER: 53220K                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                   HENRY F. BLISSENBACH      Management            For              For
                                                    ALEXANDER D. CROSS       Management            For              For
                                                        JOHN GROOM           Management            For              For
                                                    IRVING S. JOHNSON        Management            For              For
                                                     JOHN W. KOZARICH        Management            For              For
                                                        CARL PECK            Management            For              For
                                                    DAVID E. ROBINSON        Management            For              For
                                                     MICHAEL A. ROCCA        Management            For              For
   02     AMEND OMNIBUS STOCK OPTION PLAN                                    Management            For              For
   03     APPROVE AUTHORIZED COMMON STOCK INCREASE                           Management            For              For
   04     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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BIOGEN IDEC INC.                                                             BIIB                    ANNUAL MEETING DATE: 06/16/2004

ISSUER: 09062X                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                       ALAN BELZER           Management            For              For
                                                       MARY L. GOOD          Management            For              For
                                                     JAMES C. MULLEN         Management            For              For
                                                      BRUCE R. ROSS          Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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PRIMUS TELECOMMUNICATIONS GROUP, INC                                         PRTL                    ANNUAL MEETING DATE: 06/16/2004

ISSUER: 741929                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     MISCELLANEOUS CORPORATE GOVERNANCE                                 Management            For              For
   02     AMEND OMNIBUS STOCK OPTION PLAN                                    Management            For              For
   03     AMEND STOCK OPTION PLAN TO INCREASE SHARES                         Management            For              For
   04     TRANSACT OTHER BUSINESS                                            Management            For              For

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SPECTRALINK CORPORATION                                                      SLNK                    ANNUAL MEETING DATE: 06/21/2004

ISSUER: 847580                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      CARL D. CARMAN         Management            For              For
                                                 ANTHONY V. CAROLLO, JR.     Management            For              For
                                                       JOHN H. ELMS          Management            For              For
                                                  GERALD J. "BUD" LABER      Management            For              For
                                                  WERNER P. SCHMUECKING      Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For

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INTERACTIVECORP                                                              IACI                    ANNUAL MEETING DATE: 06/23/2004

ISSUER: 45840Q                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
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   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                    RICHARD N. BARTON        Management            For              For
                                                    ROBERT R. BENNETT        Management            For              For
                                                   EDGAR BRONFMAN, JR.       Management            For              For
                                                       BARRY DILLER          Management            For              For
                                                    VICTOR A. KAUFMAN        Management            For              For
                                                    DONALD R. KEOUGH*        Management            For              For
                                                    MARIE-JOSEE KRAVIS       Management            For              For
                                                      JOHN C. MALONE         Management            For              For
                                                      STEVEN RATTNER         Management            For              For
                                                  GEN. H.N. SCHWARZKOPF*     Management            For              For
                                                      ALAN G. SPOON*         Management            For              For
                                                  DIANE VON FURSTENBERG      Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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MICROMUSE INC.                                                               MUSE                    ANNUAL MEETING DATE: 06/23/2004

ISSUER: 595094                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      JOHN C. BOLGER         Management            For              For
                                                   MICHAEL E.W. JACKSON      Management            For              For
                                                  KATHLEEN M.H. WALLMAN      Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For

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SIEBEL SYSTEMS, INC.                                                         SEBL                    ANNUAL MEETING DATE: 06/23/2004

ISSUER: 826170                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      C. SCOTT HARTZ         Management            For              For
                                                    CHARLES R. SCHWAB        Management            For              For
                                                    GEORGE T. SHAHEEN        Management            For              For
                                                      JOHN W. WHITE          Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For
   03     S/H - EXPENSING OF STOCK OPTIONS                                   Shareholder           For            Against


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HOMESTORE, INC.                                                              HOMS                    ANNUAL MEETING DATE: 06/28/2004

ISSUER: 437852                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                    WILLIAM E. KELVIE        Management            For              For
                                                     KENNETH K. KLEIN        Management            For              For


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SINA CORPORATION                                                             SINA                    ANNUAL MEETING DATE: 06/28/2004

ISSUER: G81477                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
   01     ELECTION OF DIRECTORS                                              Management            For              For
                                                      DANIEL CHIANG          Management            For              For
                                                      TER FUNG TSAO          Management            For              For
                                                      SONG-YI ZHANG          Management            For              For
                                                       XIAOTAO CHEN          Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For


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GIGAMEDIA LIMITED                                                            GIGM                    ANNUAL MEETING DATE: 06/30/2004

ISSUER: Y2711Y                                ISIN:

SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                                     Proposal             Vote         For or Against
 Number   Proposal                                                           Type                 Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
   01     MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL                        Management            For              For
   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                         Management            For              For
   03     APPROVE RENUMERATION OF DIRECTORS                                  Management          Against          Against
   04     ADOPT EMPLOYEE STOCK OPTION PLAN                                   Management            For              For
   05     ADOPT STOCK PURCHASE PLAN                                          Management            For              For
   06     MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL                          Management          Against          Against
   07     APPROVE ARTICLE AMENDMENTS                                         Management            For              For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 Advantage Advisers Xanthus II Fund, LLC
          ----------------------------------------------------------------------

By (Signature and Title)*      /s/ Marshall Dornfeld
                         -------------------------------------------------------
Marshall Dornfeld, Chief Executive Officer
(Principal Executive Officer)


Date      August 10, 2004
    ----------------------------------------------------------------------------



*Print the name and title of each signing officer under his or her signature.